Fair Value Measurements - Summary of Changes in Level 3 Warrant liabilities measured at fair value (Details) - Level 3 - Warrant $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance—December 23, 2020	$ 27,172
Change in fair value	5,136
Balance—December 23, 2020	$ 32,308